Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts and notes payable
Accounts payable	¥ 506,092		¥ 535,784
Notes payable(a)	782,753		923,998
Total accounts and notes payable	1,288,845	$ 202,248	1,459,782
Restricted cash
Accounts and notes payable
Assets pledged to secure notes payable			320,813
Short-term investments
Accounts and notes payable
Assets pledged to secure notes payable	432,753		¥ 603,185
Short-term bank deposits
Accounts and notes payable
Assets pledged to secure notes payable	¥ 350,000
Minimum
Accounts and notes payable
Terms of short-term notes payable (in days)	90 days
Maximum
Accounts and notes payable
Terms of short-term notes payable (in days)	92 days